Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
6.	Inventories

	December 31,
	2019	2018
Raw materials	$5,689	$4,835
Work in progress	8,565	3,930
Finished goods	13,592	16,326
Total inventories	$27,846	$25,091

For the year ended December 31, 2019, the Company charged $3,794 of excessive fixed production overhead to cost of sales (2018 - $2,735, 2017 - $2,757 ).

For the year ended December 31, 2019, cost of sales includes $651 of inventory provision for products that are likely to expire before being sold (2018 - $ 2,529, 2017 - $1,231 ).